UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VanEck Funds

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 102.3%
United States Treasury Obligations : 97.2%
	United States Treasury Bills
$57,000,000	1.93%, 10/11/18 (a)	$56,969,723
70,000,000	1.96%, 10/25/18	69,908,417
55,000,000	1.99%, 11/08/18	54,884,760
55,000,000	2.02%, 11/15/18	54,861,297
20,000,000	2.03%, 11/23/18 (a)	19,940,375
15,000,000	2.03%, 11/29/18 (a)	14,947,945
33,000,000	2.08%, 12/06/18 (a)	32,871,588
55,000,000	2.09%, 12/13/18 (a)	54,763,422
18,000,000	2.11%, 12/20/18 (a)	17,915,050
65,000,000	2.14%, 01/03/19	64,627,884
20,000,000	2.20%, 01/24/19	19,859,444
		461,549,905
Number of Shares
Money Market Fund: 5.1%
24,382,447	AIM Treasury Portfolio - Institutional Class	24,382,447
Total Short-term Investments (Cost: $485,950,850)		485,932,352
Liabilities in excess of other assets: (2.3)%		(11,047,738)
NET ASSETS: 100.0%		$474,884,614

Total Return Swap Contracts – As of September 30, 2018.

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Termination Date	% of Net Assets	Unrealized Appreciation
UBS	UBS Bloomberg Constant Maturity Commodity Index Total Return	$463,346,000	2.60%	10/17/18	1.7%	$7,289,551

Footnotes:

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $73,747,114.
(b)	The rate shown reflects the rate in effect at the end of the reporting period: 3 Month T-Bill rate + 0.42%.

Summary of Investments by Sector	% of Investments	Value
Government	95.0%	$461,549,905
Money Market Fund	5.0	24,382,447
	100.0%	$485,932,352

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Money Market Fund	$24,382,447	$—	$—	$24,382,447
United States Treasury Obligations	—	461,549,905	—	461,549,905
Total	$24,382,447	$461,549,905	$—	$485,932,352
Other Financial Instruments:
Swap Contract	$—	$7,289,551	$—	$7,289,551

There were no transfers between levels during the period ended September 30, 2018.

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 92.8%
Argentina: 0.4%
1,029,600	Grupo Supervielle SA (ADR)	$7,897,032
Brazil: 3.4%
4,591,300	Fleury SA	24,215,298
7,320,400	International Meal Co. Alimentacao SA	11,655,216
11,695,700	Movida Participacoes SA ‡	16,970,646
1,064,000	Smiles Fidelidade SA	12,119,201
		64,960,361
China / Hong Kong: 38.5%
806,900	Alibaba Group Holding Ltd. (ADR) *	132,944,844
15,712,000	A-Living Services Co. Ltd. * # Reg S 144A	24,286,481
489,000	Baozun, Inc. (ADR) *	23,755,620
17,954,000	Beijing Capital International Airport Co. Ltd. #	21,775,483
51,427,000	Beijing Enterprises Water Group Ltd. #	27,416,533
8,365,994	China Animal Healthcare Ltd. * # § ∞	0
44,198,000	China Maple Leaf Educational Systems Ltd. #	23,204,883
8,464,000	China Medical System Holdings Ltd. #	11,785,918
32,402,000	China ZhengTong Auto Services Holdings Ltd. #	21,214,869
22,568,869	Focus Media Information Technology Co. Ltd. #	27,849,245
27,370,000	Fu Shou Yuan International Group Ltd. #	21,372,486
6,215,000	Galaxy Entertainment Group Ltd. #	39,260,636
1,489,979	Han’s Laser Technology Industry Group Co. Ltd. #	9,171,948
1,032,000	Huazhu Group Ltd. (ADR)	33,333,600
330,796	Kweichow Moutai Co. Ltd. #	35,105,971
9,928,000	Ping An Insurance Group Co. of China Ltd. #	100,572,637
1,157,000	Shenzhou International Group Holdings Ltd. #	14,845,604
419,000	Silergy Corp. #	7,547,511
1,864,000	Sunny Optical Technology Group Co. Ltd. #	21,520,006
3,158,500	Tencent Holdings Ltd. #	128,964,170
7,483,000	Yihai International Holding Ltd. #	16,967,242
		742,895,687
Egypt: 1.3%
3,888,250	Commercial International Bank Egypt SAE #	18,177,636
12,920,000	Juhayna Food Industries #	7,225,580
		25,403,216
Georgia: 1.6%
850,197	Bank of Georgia Group Plc (GBP) #	18,987,282
815,197	Georgia Capital Plc (GBP) *	11,853,563
		30,840,845
Germany: 0.7%
279,000	Delivery Hero SE * # Reg S 144A	13,397,303
India: 8.1%
1,277,000	Cholamandalam Investment and Finance Co. Ltd. #	20,629,345
1,442,000	HDFC Bank Ltd. #	39,879,649
454,000	HDFC Bank Ltd. (ADR)	42,721,400
1,033,270	Motilal Oswal Financial Services Ltd. #	9,363,900
1,973,200	Phoenix Mills Ltd. #	15,274,974
970,000	Quess Corp. Ltd. * Reg S 144A	11,909,229
1,404,000	Titan Co Ltd. #	15,579,552
		155,358,049
Indonesia: 2.0%
125,675,000	Bank Rakyat Indonesia Persero Tbk PT #	26,557,461
88,000,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT *	9,832,567
10,123,000	Link Net Tbk PT #	2,858,089
		39,248,117
Kenya: 0.7%
58,420,000	Safaricom Plc #	14,230,716
Kuwait: 0.8%
1,481,090	Human Soft Holding Co. KSC	15,875,800
Malaysia: 1.6%
14,577,000	Malaysia Airports Holdings Bhd #	31,338,792
Mexico: 3.0%
6,012,247	Qualitas Controladora SAB de CV	15,979,970
3,370,000	Regional SAB de CV	21,247,531
8,049,000	Unifin Financiera SAB de CV SOFOM ENR	20,434,327
		57,661,828
Peru: 0.8%
70,000	Credicorp Ltd. (USD)	15,615,600
Philippines: 4.0%
40,622,700	Ayala Land, Inc. #	30,111,593
128,300,000	Bloomberry Resorts Corp. #	20,818,927
12,263,740	International Container Terminal Services, Inc. #	21,344,804
3,175,000	Robinsons Retail Holdings, Inc.	4,683,463
		76,958,787
Poland: 0.6%
190,542	Kruk SA #	10,372,060
Russia: 2.5%
2,366,000	Sberbank of Russia PJSC (ADR) #	29,916,847
578,000	Yandex NV-A (USD) *	19,010,420
		48,927,267
South Africa: 5.4%
7,886,708	Advtech Ltd.	8,281,985
337,927	Naspers Ltd. #	72,772,186
19,054,810	Transaction Capital Ltd.	23,836,619
		104,890,790
South Korea: 2.6%
112,000	Koh Young Technology, Inc. #	11,018,291
19,300	Samsung Biologics Co. Ltd. * # Reg S 144A	9,287,593
60,000	Samsung Electronics Co. Ltd. #	2,511,051
117,185	Samsung SDI Co. Ltd. #	27,291,382
		50,108,317
Spain: 2.5%
1,568,367	CIE Automotive SA #	48,936,440
Switzerland: 0.7%
363,000	Wizz Air Holdings Plc (GBP) * # Reg S 144A	13,584,768
Taiwan: 4.9%
3,955,000	Basso Industry Corp. #	6,963,148
5,019,000	Chroma ATE, Inc. #	24,075,796
1,917,960	Gourmet Master Co. Ltd. #	16,452,123
2,053,132	Poya International Co. Ltd. #	18,708,915
2,311,000	TaiMed Biologics, Inc. * #	14,245,315
1,675,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	14,293,667
		94,738,964
Thailand: 3.0%
900,000	CP ALL PCL (NVDR) #	1,920,582
14,458,000	CP ALL PCL #	30,853,091
16,412,433	Srisawad Corp. PCL (NVDR) #	24,528,622
316,667	Srisawad Corp. PCL #	473,263
		57,775,558
Turkey: 2.3%
2,033,630	AvivaSA Emeklilik ve Hayat AS	3,885,230
5,989,493	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS * #	1,187,175
6,440,392	MLP Saglik Hizmetleri AS * # Reg S 144A	12,915,769
7,277,140	Sok Marketler Ticaret AS * #	10,672,207
4,444,000	Tofas Turk Otomobil Fabrikasi AS #	15,719,031
		44,379,412
United Arab Emirates: 0.7%
317,000	NMC Health Plc (GBP) #	14,012,978
United Kingdom: 0.0%
812,346	Hirco Plc * # § ∞	0
United States: 0.4%
447,000	Laureate Education, Inc. *	6,901,680
Uruguay: 0.3%
2,380,797	Biotoscana Investments SA (BDR) (BRL) *	5,364,612
Total Common Stocks (Cost: $1,722,427,718)		1,791,674,979
PREFERRED STOCKS: 6.0%
Brazil: 1.2%
2,093,260	Itau Unibanco Holding SA, 7.48%	22,873,448
South Korea: 4.8%
2,753,800	Samsung Electronics Co. Ltd., 3.01% #	93,924,526
Total Preferred Stocks (Cost: $88,235,617)		116,797,974
MONEY MARKET FUND: 0.6% (Cost: $10,692,719)
10,692,719	AIM Treasury Portfolio - Institutional Class	10,692,719
Total Investments: 99.4% (Cost: $1,821,356,054)		1,919,165,672
Other assets less liabilities: 0.6%		10,875,324
NET ASSETS: 100.0%		$1,930,040,996

Definitions:
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,385,274,052 which represents 71.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $85,381,143, or 4.4% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	13.0%	$249,954,782
Consumer Discretionary	26.6	510,409,837
Consumer Staples	5.6	107,428,136
Financials	25.8	495,635,989
Health Care	4.8	91,827,483
Industrials	7.8	150,382,151
Information Technology	12.0	230,031,475
Real Estate	2.4	45,386,567
Utilities	1.4	27,416,533
Money Market Fund	0.6	10,692,719
	100.0%	$1,919,165,672

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2018 is set forth below:

Affiliates	Value 12/31/17		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 09/30/18
Movida Participacoes SA	$—	(a)	$10,744,491	$—	$—	$157,675	$(7,775,475)	$16,970,646

(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$7,897,032	$—	$—	$7,897,032
Brazil	64,960,361	—	—	64,960,361
China / Hong Kong	190,034,064	552,861,623	0	742,895,687
Egypt	—	25,403,216	—	25,403,216
Georgia	11,853,563	18,987,282	—	30,840,845
Germany	—	13,397,303	—	13,397,303
India	54,630,629	100,727,420	—	155,358,049
Indonesia	9,832,567	29,415,550	—	39,248,117
Kenya	—	14,230,716	—	14,230,716
Kuwait	15,875,800	—	—	15,875,800
Malaysia	—	31,338,792	—	31,338,792
Mexico	57,661,828	—	—	57,661,828
Peru	15,615,600	—	—	15,615,600
Philippines	4,683,463	72,275,324	—	76,958,787
Poland	—	10,372,060	—	10,372,060
Russia	19,010,420	29,916,847	—	48,927,267
South Africa	32,118,604	72,772,186	—	104,890,790
South Korea	—	50,108,317	—	50,108,317
Spain	—	48,936,440	—	48,936,440
Switzerland	—	13,584,768	—	13,584,768
Taiwan	—	94,738,964	—	94,738,964
Thailand	—	57,775,558	—	57,775,558
Turkey	3,885,230	40,494,182	—	44,379,412
United Arab Emirates	—	14,012,978	—	14,012,978
United Kingdom	—	—	0	0
United States	6,901,680	—	—	6,901,680
Uruguay	5,364,612	—	—	5,364,612
Preferred Stocks
Brazil	22,873,448	—	—	22,873,448
South Korea	—	93,924,526	—	93,924,526
Money Market Fund	10,692,719	—	—	10,692,719
Total	$533,891,620	$1,385,274,052	$0	$1,919,165,672

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $218,294,105 and transfers from Level 2 to Level 1 were $51,706,332. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2018:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2017	$0	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	0	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2018	$0	$0

See Notes to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.3%
Bermuda: 2.2%
1,572,100	Golar LNG Ltd. (USD)	$43,704,380
Brazil: 2.3%
3,062,100	Vale SA (ADR)	45,441,564
Canada: 17.2%
1,103,906	Agnico-Eagle Mines Ltd. (USD)	37,753,585
3,128,000	Barrick Gold Corp. (USD)	34,658,240
6,430,700	First Quantum Minerals Ltd.	73,236,246
889,400	Goldcorp, Inc. (USD)	9,071,880
2,519,900	IAMGOLD Corp. (USD) *	9,273,232
5,351,400	Kinross Gold Corp. (USD) *	14,448,780
1,192,271	Nutrien Ltd. (USD)	68,794,037
3,701,900	Teck Cominco Ltd. (USD)	89,215,790
		336,451,790
Israel: 0.9%
460,700	SolarEdge Technologies, Inc. (USD) *	17,345,355
Kuwait: 0.3%
3,592,247	Kuwait Energy Plc (GBP) * # § ø	5,208,361
Luxembourg: 1.1%
669,000	Tenaris SA (ADR)	22,424,880
Monaco: 0.4%
3,462,400	Scorpio Tankers, Inc. (USD)	6,959,424
Switzerland: 5.4%
19,460,425	Glencore Plc (GBP) * #	83,887,661
8,237,000	Weatherford International Plc (USD) *	22,322,270
		106,209,931
United Kingdom: 4.1%
2,066,200	KAZ Minerals Plc #	14,718,295
336,626	Randgold Resources Ltd. (ADR)	23,748,964
835,400	Rio Tinto Plc (ADR)	42,622,108
		81,089,367
United States: 63.4%
283,100	Bunge Ltd.	19,451,801
1,368,600	CF Industries Holdings, Inc.	74,506,584
567,100	Cimarex Energy Co.	52,706,274
2,635,400	CNX Resources Corp. *	37,712,574
660,182	Concho Resources, Inc. *	100,842,801
765,390	Diamondback Energy, Inc.	103,473,074
122,700	Energen Corp. *	10,573,059
765,400	EOG Resources, Inc.	97,642,078
1,620,900	Green Plains Renewable Energy, Inc.	27,879,480
494,700	Halliburton Co.	20,050,191
525,691	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,286,586
386,100	Kirby Corp. *	31,756,725
1,708,100	Laredo Petroleum, Inc. *	13,955,177
718,000	Louisiana-Pacific Corp.	19,019,820
6,391,500	Nabors Industries Ltd.	39,371,640
1,303,975	Newfield Exploration Co. *	37,593,599
1,313,000	Newmont Mining Corp.	39,652,600
162,200	Ormat Technologies, Inc.	8,776,642
2,899,500	Parsley Energy, Inc. *	84,810,375
2,758,400	Patterson-UTI Energy, Inc.	47,196,224
350,900	PBF Energy, Inc.	17,513,419
903,200	PDC Energy, Inc. *	44,220,672
499,300	Pioneer Natural Resources Co.	86,973,067
2,173,200	ProPetro Holding Corp. *	35,836,068
302,900	Schlumberger Ltd.	18,452,668
921,800	Steel Dynamics, Inc.	41,656,142
1,267,300	Sunrun, Inc. *	15,765,212
2,469,000	Superior Energy Services, Inc. *	24,048,060
1,646,100	Transocean, Inc. *	22,963,095
557,700	Tyson Foods, Inc.	33,199,881
1,257,100	WPX Energy, Inc. *	25,292,852
		1,244,178,440
Total Common Stocks (Cost: $1,580,272,577)		1,909,013,492
MONEY MARKET FUND: 1.4% (Cost: $27,429,968)
27,429,968	AIM Treasury Portfolio - Institutional Class	27,429,968
Total Investments: 98.7% (Cost: $1,607,702,545)		1,936,443,460
Other assets less liabilities: 1.3%		25,944,343
NET ASSETS: 100.0%		$1,962,387,803

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $103,814,317 which represents 5.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,208,361 which represents 0.3% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $5,208,361, or 0.3% of net assets.

Restricted securities held by the Fund as of September 30, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	12/19/2011	3,592,247	$10,862,670	$5,208,361	0.3%

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	2.7%	$52,651,682
Energy	54.2	1,049,725,762
Financials	0.6	11,286,586
Industrials	2.5	47,521,937
Information Technology	0.9	17,345,355
Materials	37.3	721,705,528
Utilities	0.4	8,776,642
Money Market Fund	1.4	27,429,968
	100.0%	$1,936,443,460

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$43,704,380	$—	$—	$43,704,380
Brazil	45,441,564	—	—	45,441,564
Canada	336,451,790	—	—	336,451,790
Israel	17,345,355	—	—	17,345,355
Kuwait	—	5,208,361	—	5,208,361
Luxembourg	22,424,880	—	—	22,424,880
Monaco	6,959,424	—	—	6,959,424
Switzerland	22,322,270	83,887,661	—	106,209,931
United Kingdom	66,371,072	14,718,295	—	81,089,367
United States	1,244,178,440	—	—	1,244,178,440
Money Market Fund	27,429,968	—	—	27,429,968
Total	$1,832,629,143	$103,814,317	$—	$1,936,443,460

There were no transfers between levels during the period ended September 30, 2018.

Common Stocks
Kuwait
Balance as of December 31, 2017	$3,966,052
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	(3,966,052)
Balance as of September 30, 2018	$—

Transfers out of Level 3 resulted primarily from a pending cash acquisition agreement.

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.7%
Australia: 16.8%
19,865,741	Cardinal Resources Ltd. ‡ *	$6,533,777
15,624,587	Evolution Mining Ltd. #	29,959,610
31,222,005	Gold Road Resources Ltd. * #	15,352,443
392,725	Newcrest Mining Ltd. #	5,514,752
3,564,000	Northern Star Resources Ltd. #	21,396,624
4,025,257	OceanaGold Corp. (CAD)	12,153,836
17,480,000	West African Resources Ltd. * #	3,542,655
10,440,400	West African Resources Ltd. (CAD) *	2,101,579
		96,555,276
Canada: 65.8%
692,900	Agnico-Eagle Mines Ltd. (USD)	23,697,180
2,818,714	Alamos Gold, Inc. (USD)	12,994,272
1,169,000	Allegiant Gold Ltd. *	366,543
1,503,000	Allegiant Gold Ltd. * # ø	471,269
2,160,000	Argonaut Gold, Inc. * ø	2,391,360
1,787,875	Argonaut Gold, Inc. *	1,979,376
1,345,100	Auryn Resources, Inc. *	1,437,106
16,897,836	B2Gold Corp. (USD) *	38,865,023
2,005,000	Barrick Gold Corp. (USD)	22,215,400
948,000	Bear Creek Mining Corp. (USD) * ø	985,541
2,182,000	Bear Creek Mining Corp. *	2,246,785
667,000	Bear Creek Mining Corp. (USD) *	693,413
26,557,304	Bonterra Resources, Inc. ‡ *	6,990,658
5,845,000	Columbus Gold Corp. *	1,176,557
9,291,379	Continental Gold, Inc. *	18,918,691
6,633,730	Corvus Gold, Inc. ‡ *	16,332,026
1,839,000	Eastmain Resources, Inc. (USD) * ø	245,507
4,000,000	Eastmain Resources, Inc. *	526,458
481,000	Eastmain Resources, Inc. (USD) *	64,214
3,317,627	First Mining Gold Corp. *	860,454
2,477,785	Gatling Exploration, Inc. * # §	502,981
1,388,444	Gold Standard Ventures Corp. (USD) *	2,388,124
1,478,283	Goldcorp, Inc. (USD)	15,078,487
2,020,000	Guyana Goldfields, Inc. *	4,457,090
1,055,000	Guyana Goldfields, Inc. (USD) *	2,355,498
3,628,000	IAMGOLD Corp. (USD) *	13,351,040
4,514,000	Kinross Gold Corp. (USD) *	12,187,800
2,440,684	Kirkland Lake Gold Corp. (USD)	46,348,589
5,644,092	Leagold Mining Corp. *	8,171,294
10,822,000	Liberty Gold Corp. ‡ * § ∞ ø # (a)	3,728,402
10,248,782	Liberty Gold Corp. ‡ *	2,975,491
812,000	Lundin Gold, Inc. *	3,036,395
436,500	MAG Silver Corp. (USD) *	3,540,015
2,860,000	Midas Gold Corp. *	2,014,942
3,487,000	Nighthawk Gold Corp. *	1,079,859
3,375,000	Orezone Gold Corp. *	1,593,892
9,482,375	Orezone Gold Corp. *	4,478,186
449,000	Osisko Gold Royalties Ltd. (USD)	3,407,910
5,674,400	Osisko Mining, Inc. *	10,323,880
4,077,100	Otis Gold Corp. *	489,258
2,388,500	Premier Gold Mines Ltd. *	3,236,074
1,053,000	Pretium Resources, Inc. (USD) *	8,013,330
3,950,000	Probe Metals, Inc. * # § ø	3,537,890
10,117,000	Pure Gold Mining, Inc. *	4,307,939
8,957,756	Rio2 Ltd. ‡ *	5,270,696
9,613,000	Sabina Gold & Silver Corp. *	8,930,902
5,451,000	Semafo, Inc. *	12,829,358
872,000	SSR Mining, Inc. (USD) *	7,595,120
1,329,000	TMAC Resources, Inc. * Reg S	4,825,618
674,986	Wheaton Precious Metals Corp. (USD)	11,812,255
5,233,109	Yamana Gold, Inc. (USD)	13,030,441
		378,356,589
Mexico: 2.4%
1,308,451	Fresnillo Plc (GBP) #	13,976,002
Monaco: 0.5%
188,000	Endeavour Mining Corp. (CAD) *	2,934,293
South Africa: 0.2%
409,000	Gold Fields Ltd. (ADR)	989,780
United Kingdom: 2.6%
214,000	Randgold Resources Ltd. (ADR)	15,097,700
United States: 9.4%
1,153,900	Newmont Mining Corp.	34,847,780
248,100	Royal Gold, Inc.	19,118,586
		53,966,366
Total Common Stocks (Cost: $480,973,515)		561,876,006
WARRANTS: 0.1%
Canada: 0.1%
2,072,000	Alio Gold, Inc. (CAD 3.44, expiring 01/22/20) * # §	11,550
1,503,000	Allegiant Gold Ltd. (CAD 1.20, expiring 01/30/20) * # § ø	43,636
2,872,000	Bonterra Resources, Inc. (CAD 0.56, expiring 12/28/19) * # §	116,734
938,434	Leagold Mining Corp. (CAD 3.70, expiring 05/24/20) * # §	81,736
1,933,750	Liberty Gold Corp. (CAD 0.90, expiring 05/16/19) * §	14,971
1,975,000	Probe Metals, Inc. (CAD 1.45, expiring 06/19/20) * # § ø	263,761
5,058,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 05/24/20) * # §	234,979
Total Warrants (Cost: $861,210)		767,367
MONEY MARKET FUND: 3.2% (Cost: $18,145,486)
18,145,486	AIM Treasury Portfolio - Institutional Class	18,145,486
Total Investments: 101.0% (Cost: $499,980,211)		580,788,859
Liabilities in excess of other assets: (1.0)%		(5,856,931)
NET ASSETS: 100.0%		$574,931,928

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

(a)	Units – each unit consists of one common share of stock and one warrant of Liberty Gold Corp.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $98,735,024 which represents 17.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $8,536,640 which represents 1.5% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security - the aggregate value of restricted securities is $11,667,366, or 2.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Schedule of Open Forward Foreign Currency Contracts – September 30, 2018

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank And Trust Company	USD	3,322,299	CAD	4,328,800	10/04/2018	$ 29,306
State Street Bank And Trust Company	CAD	1,024,118	USD	786,728	10/26/2018	(6,585)
Net unrealized appreciation on forward foreign currency contracts						$ 22,721

Definitions:

CAD	Canadian Dollar
USD	United States Dollar

Restricted securities held by the Fund as of September 30, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Allegiant Gold Ltd.	11/20/2017	1,503,000	$711,395	$471,269	0.1%
Allegiant Gold Ltd. Warrants	11/20/2017	1,503,000	—	43,636	0.0
Argonaut Gold, Inc.	11/13/2009	2,160,000	10,383,442	2,391,360	0.4
Bear Creek Mining Corp.	08/15/2015	948,000	2,865,287	985,541	0.2
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	245,507	0.0
Liberty Gold Corp. (a)	09/14/2018	10,822,000	3,319,887	3,728,402	0.7
Probe Metals, Inc.	06/19/2018	3,950,000	3,149,551	3,537,890	0.6
Probe Metals, Inc. Warrants	06/19/2018	1,975,000	374,225	263,761	0.0
			$23,307,288	$11,667,366	2.0%

Summary of Investments by Sector	% of Investments	Value
	0.7%	$4,316,182
Diversified Metals & Mining	1.9	11,204,188
Gold	86.7	503,545,112
Money Market Funds	3.1	18,145,486
Precious Metals & Minerals	4.9	28,225,621
Silver	2.7	15,352,270
	100.0%	$580,788,859

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2018 is set forth below:

Affiliates	Value 12/31/17		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 09/30/18
Bonterra Resources, Inc.	8,003,032		—	—	—	499,289	(1,012,374)	6,990,658
Cardinal Resources Ltd.	8,191,851		—	(19,629)	(3,894)	—	(1,634,551)	6,533,777
Corvus Gold, Inc.	—	(b)	4,109,337	—	—	—	9,428,042	16,332,026
Liberty Gold Corp.	3,587,481		—	—	—	—	(611,990)	2,975,491
Liberty Gold Corp. (a)	—		3,319,886	—	—	—	408,516	3,728,402
Orezone Gold Corp.	5,355,995		—	—	—	—	(877,809)	—	(c)
Rio2 Ltd.	—	(b)	3,482,552	—	—	—	1,788,144	5,270,696
	$25,138,359		$10,911,775	$(19,629)	$(3,894)	$499,289	$7,487,978	$41,831,050

(a) Units – each unit consists of one common share of stock and one warrant of Liberty Gold Corp.

(b) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period

(c) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$20,789,192	$75,766,084	$—	$96,555,276
Canada	370,116,047	8,240,542	—	378,356,589
Mexico	—	13,976,002	—	13,976,002
Monaco	2,934,293	—	—	2,934,293
South Africa	989,780	—	—	989,780
United Kingdom	15,097,700	—	—	15,097,700
United States	53,966,366	—	—	53,966,366
Warrants
Canada	14,971	752,396	—	767,367
Money Market Funds	18,145,486	—	—	18,145,486
Total	$482,053,835	$98,735,024	$—	$580,788,859
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$22,721	$—	$22,721

During the period ended September 30, 2018, transfers of securities from Level 2 to Level 1 were $8,191,851. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Funds pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Banks: 2.4%
2,782	Wells Fargo & Co.	$146,222
Capital Goods: 3.6%
394	General Dynamics Corp.	80,660
5,516	General Electric Co.	62,276
590	United Technologies Corp.	82,488
		225,424
Consumer Services: 3.7%
469	McDonald’s Corp.	78,459
2,724	Starbucks Corp.	154,832
		233,291
Diversified Financials: 7.3%
765	American Express Co.	81,465
164	BlackRock, Inc.	77,298
1,525	Charles Schwab Corp.	74,954
2,194	Franklin Resources, Inc.	66,720
893	State Street Corp.	74,816
702	T Rowe Price Group, Inc.	76,644
		451,897
Food, Beverage & Tobacco: 14.4%
3,930	Campbell Soup Co.	143,956
3,252	General Mills, Inc.	139,576
1,514	Hershey Co.	154,428
3,601	Mondelez International, Inc.	154,699
1,373	PepsiCo, Inc.	153,501
1,852	Philip Morris International, Inc.	151,012
		897,172
Health Care Equipment & Services: 15.3%
1,688	AmerisourceBergen Corp.	155,667
2,810	Cardinal Health, Inc.	151,740
1,049	CVS Caremark Corp.	82,577
915	Express Scripts Holding Co. *	86,934
1,093	McKesson Corp.	144,987
1,666	Medtronic Plc	163,884
1,259	Zimmer Biomet Holdings, Inc.	165,521
		951,310
Household & Personal Products: 3.8%
1,146	Colgate-Palmolive Co.	76,725
1,887	The Procter and Gamble Co.	157,055
		233,780
Materials: 2.5%
2,348	Compass Minerals International, Inc.	157,786
Media & Entertainment: 9.0%
4,370	Comcast Corp.	154,742
477	Facebook, Inc. *	78,447
1,377	John Wiley & Sons, Inc.	83,446
1,683	Twenty-First Century Fox, Inc.	77,973
1,396	Walt Disney Co.	163,248
		557,856
Pharmaceuticals, Biotechnology: 16.1%
835	Allergan Plc	159,051
406	Amgen, Inc.	84,160
472	Biogen Idec, Inc. *	166,762
1,373	Bristol-Myers Squibb Co.	85,236
861	Eli Lilly & Co.	92,394
2,088	Gilead Sciences, Inc.	161,215
1,196	Merck and Co., Inc.	84,844
3,882	Pfizer, Inc.	171,080
		1,004,742
Real Estate: 1.2%
535	Jones Lang LaSalle, Inc.	77,211
Retailing: 3.7%
83	Amazon.com, Inc. *	166,249
2,067	L Brands, Inc.	62,630
		228,879
Semiconductor: 5.9%
2,014	Applied Materials, Inc.	77,841
1,721	Intel Corp.	81,386
751	KLA-Tencor Corp.	76,384
1,660	Microchip Technology, Inc.	130,991
		366,602
Software & Services: 8.7%
794	Guidewire Software, Inc. *	80,202
692	Microsoft Corp.	79,144
1,031	Salesforce.com, Inc. *	163,960
381	ServiceNow, Inc. *	74,535
7,606	The Western Union Co.	144,970
		542,811
Utilities: 2.5%
2,212	Dominion Energy, Inc.	155,459
Total Common Stocks (Cost: $5,815,043)		6,230,442
MONEY MARKET FUND: 0.9% (Cost: $54,708)
54,708	AIM Treasury Portfolio - Institutional Class	54,708
Total Investments: 101.0% (Cost: $5,869,751)		6,285,150
Liabilities in excess of other assets: (1.0)%		(61,874)
NET ASSETS: 100.0%		$6,223,276

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.9%	$557,856
Consumer Discretionary	7.3	462,170
Consumer Staples	18.0	1,130,952
Financials	9.5	598,119
Health Care	31.1	1,956,052
Industrials	3.6	225,424
Information Technology	14.5	909,413
Materials	2.5	157,786
Money Market Fund	0.9	54,708
Real Estate	1.2	77,211
Utilities	2.5	155,459
	100.0%	$6,285,150

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$6,230,442	$—	$—	$6,230,442
Money Market Fund	54,708	—	—	54,708
Total	$6,285,150	$—	$—	$6,285,150

* See Schedule of Investments for industry breakouts.

There were no transfers between levels during the period ended September 30, 2018.

See Notes to Schedules of Investments

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS (a): 99.6%
47,139	iShares Core U.S. Aggregate Bond ETF	$4,974,107
53,721	iShares MSCI Canada ETF	1,546,090
95,979	iShares MSCI Eurozone ETF	3,935,619
36,406	iShares MSCI Japan ETF	2,192,733
1,269	iShares MSCI Pacific ex Japan ETF	57,638
7,123	iShares MSCI South Korea ETF	486,287
24,787	iShares MSCI Switzerland ETF	859,861
22,589	iShares MSCI United Kingdom ETF	770,737
54,148	iShares Russell 1000 Growth ETF	8,446,005
77,120	iShares Russell 1000 Value ETF	9,764,935
6,090	iShares Russell 2000 Growth ETF	1,309,837
11,426	iShares Russell 2000 Value ETF	1,519,658
12,056	JPMorgan BetaBuilders Japan ETF *	300,797
67,344	Vanguard FTSE Emerging Markets ETF	2,761,104
63,256	Vanguard Total Bond Market ETF	4,978,247
Total Exchange Traded Funds (Cost: $40,802,751)		43,903,655
MONEY MARKET FUND: 0.3% (Cost: $121,385)
121,385	AIM Treasury Portfolio - Institutional Class	121,385
Total Investments: 99.9% (Cost: $40,924,136)		44,025,040
Other assets less liabilities: 0.1%		50,091
NET ASSETS: 100.0%		$44,075,131

Footnotes:

*	Non-income producing
(a)	Each underlying funds’ shareholder reports and registration documents are available free of charge on the SEC’s website, at http://www.sec.gov/.

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	99.7%	$43,903,655
Money Market Fund	0.3	121,385
	100.0%	$44,025,040

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$43,903,655	$—	$—	$43,903,655
Money Market Fund	121,385	—	—	121,385
Total	$44,025,040	$—	$—	$44,025,040

There were no transfers between levels during the period ended September 30, 2018.

See Notes to Schedules of Investments

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 46.9%
Argentina: 1.2%
USD	396,000	Cia General de Combustibles SA 9.50%, 11/07/19 (c) Reg S	$358,380
Austria: 2.4%
	433,000	JBS Investments GmbH 7.75%, 10/29/18 (c) Reg S	443,453
	263,000	Suzano Austria GmbH 6.00%, 10/15/28 (c) 144A	264,381
			707,834
Bermuda: 1.4%
	418,000	Geopark Ltd. 6.50%, 09/21/21 (c) Reg S	421,657
Brazil: 1.1%
	472,000	Samarco Mineracao SA 5.75%, 10/24/23 (d) Reg S	335,120
Canada: 2.8%
	420,000	First Quantum Minerals Ltd. 7.50%, 04/01/20 (c) Reg S	400,050
	418,000	Frontera Energy Corp. 9.70%, 06/25/21 (c) 144A	439,945
			839,995
Cayman Islands: 6.7%
	434,000	Agile Group Holdings Ltd. 5.13%, 08/14/20 (c) Reg S	401,096
	406,000	China Evergrande Group 7.00%, 03/23/20 Reg S	408,024
	64,947	EP PetroEcuador via Noble Sovereign Funding I Ltd. 8.02% (ICE LIBOR USD 3 Month+5.63%), 09/24/19 (f) Reg S	65,045
		Fantasia Holdings Group Co. Ltd.
	281,000	7.38%, 10/04/19 (c) Reg S	224,106
	182,000	8.38%, 03/08/21 Reg S	152,884
	530,000	Kaisa Group Holdings Ltd. 9.38%, 06/30/21 (c) Reg S	410,145
	337,000	NagaCorp. Ltd. 9.38%, 05/21/20 (c) 144A	348,764
			2,010,064
Colombia: 2.0%
	187,000	Colombia Telecomunicaciones SA ESP 8.50% (USD Swap Semi 30/360 5 Year+6.96%), 03/30/20 (c) Reg S	192,610
	409,000	Credivalores-Crediservicios SAS 9.75%, 07/27/20 (c) 144A	409,511
			602,121
Indonesia: 1.5%
	407,000	Bukit Makmur Mandiri Utama PT 7.75%, 02/13/20 (c) Reg S	412,463
	60,829	Bumi Resources Tbk PT 0.00%, 12/11/22 (b) * ^	31,935
			444,398
Ireland: 1.3%
	382,000	Eurotorg LLC via Bonitron DAC 8.75%, 10/30/22 144A	379,433
Luxembourg: 3.6%
	508,000	CSN Resources SA 6.50%, 07/21/20 Reg S	494,792
	171,000	MHP Lux SA 6.95%, 04/03/26 144A	160,030
	411,000	Topaz Marine SA 9.13%, 07/26/19 (c) 144A	424,649
			1,079,471
Malaysia: 1.1%
MYR	1,349,000	Country Garden Real Estate Sdn Bhd 6.60%, 02/23/23	326,416
Mauritius: 1.3%
USD	364,000	HTA Group Ltd. 9.13%, 03/08/19 (c) Reg S	374,920
Mexico: 0.0%
	380,000	Corp. GEO SAB de CV 9.25%, 11/01/18 (c) (d) * Reg S	95
Mongolia: 3.7%
	1,037,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 Reg S	1,100,674
Netherlands: 4.0%
	412,000	Marfrig Holdings Europe BV 8.00%, 06/08/19 (c) Reg S	414,987
	170,000	Metinvest BV 7.75%, 01/23/23 (c) 144A	163,660
	670,000	Petrobras Global Finance 5.30%, 01/27/25	627,455
			1,206,102
Nigeria: 1.1%
	327,000	SEPLAT Petroleum Development Co. Plc 9.25%, 04/01/20 (c) 144A	328,635
Panama: 1.1%
	347,000	AES El Salvador Trust II 6.75%, 10/29/18 (c) Reg S	328,352
Peru: 3.3%
	163,000	Hunt Oil Co. of Peru LLC 6.38%, 06/01/28 144A	168,102
	452,000	Kallpa Generacion SA 4.13%, 05/16/27 (c) Reg S	420,365
	191,000	Minsur SA 6.25%, 02/07/24 Reg S	198,162
	204,000	Nexa Resources Peru SAA 4.63%, 03/28/23 Reg S	202,470
			989,099
Singapore: 2.6%
		Eterna Capital Pte Ltd.
	45,882	6.00% 10/29/18 (c) Reg S	46,455
	293,404	8.00% 10/29/18 (c)	283,879
	386,000	Indika Energy Capital III Pte Ltd. 5.88%, 11/09/21 (c) Reg S	363,837
	118,999	Innovate Capital Pte Ltd. 6.00% 10/29/18 (c)	80,066
			774,237
Ukraine: 0.7%
	213,000	Kernel Holding SA 8.75%, 01/31/22 Reg S	217,172
United Kingdom: 3.4%
	393,831	DTEK Finance Plc 10.75% 10/29/18 (c)	398,817
	373,000	Petra Diamonds US$ Treasury Plc 7.25%, 05/01/19 (c) Reg S	364,607
	255,000	Tullow Oil Plc 7.00%, 03/01/21 (c) 144A	248,944
			1,012,368
United States: 0.6%
	176,000	SASOL Financing USA LLC 6.50%, 06/27/28 (c)	178,611
Total Corporate Bonds (Cost: $14,008,158)			14,015,154
FOREIGN GOVERNMENT OBLIGATIONS: 46.9%
Argentina: 9.6%
		Argentine Republic Government International Bonds
EUR	423,000	5.25%, 01/15/28	394,270
	372,924	7.82%, 12/31/33	414,907
USD	348,000	Autonomous City of Buenos Aires Argentina 7.50%, 06/01/27 Reg S	314,592
	447,000	Province of Santa Fe 6.90%, 11/01/27 Reg S	356,541
		Provincia de Buenos Aires
	499	4.00%, 05/15/35 (s) Reg S	327
	1,108,000	7.88%, 06/15/27 Reg S	926,853
	509,000	9.13%, 03/16/24 Reg S	471,283
			2,878,773
Belarus: 2.5%
		Republic of Belarus International Bonds
	162,000	6.20%, 02/28/30 144A	157,055
	551,000	6.88%, 02/28/23 Reg S	579,473
			736,528
Dominican Republic: 3.7%
		Dominican Republic International Bonds
	439,000	5.50%, 01/27/25 Reg S	441,744
	403,000	5.95%, 01/25/27 Reg S	411,967
	264,000	6.00%, 07/19/28 144A	269,135
			1,122,846
Egypt: 2.9%
		Egypt Government International Bonds
	645,000	6.13%, 01/31/22 Reg S	646,767
	212,000	8.50%, 01/31/47 Reg S	213,401
			860,168
El Salvador: 1.3%
	426,000	El Salvador Government International Bonds 5.88%, 01/30/25 Reg S	398,664
Georgia: 1.4%
	386,000	Georgia Government International Bonds 6.88%, 04/12/21 Reg S	407,319
Ghana: 2.1%
	592,000	Ghana Government International Bonds 7.88%, 08/07/23 Reg S	621,896
Mexico: 4.3%
MXN	24,130,000	Mexican Bonos 8.00%, 12/07/23	1,302,986
Nigeria: 2.7%
		Nigeria Government International Bonds
USD	427,000	6.50%, 11/28/27 Reg S	412,343
	395,000	7.88%, 02/16/32 Reg S	405,614
			817,957
Poland: 5.4%
		Republic of Poland Government Bonds
PLN	1,980,000	1.75%, 07/25/21	536,621
	1,580,000	2.25%, 04/25/22	430,356
	1,859,000	2.50%, 01/25/23	506,248
	458,000	4.00%, 10/25/23	132,768
			1,605,993
Rwanda: 0.7%
USD	195,000	Rwanda Government International Bonds 6.63%, 05/02/23 Reg S	198,437
South Korea: 6.2%
		Export-Import Bank of Korea
	106,000	2.38%, 04/21/27	93,297
	463,000	2.90% (ICE LIBOR USD 3 Month+.57%), 06/01/21 (f)	464,091
	317,000	3.12% (ICE LIBOR USD 3 Month+.74%), 03/22/23 (f) Reg S	318,193
		Korea Development Bank
	230,000	3.00%, 01/13/26	215,519
	335,000	3.06% (ICE LIBOR USD 3 Month+.72%), 07/06/22 (f)	335,534
		Korea International Bonds
	297,000	2.75%, 01/19/27	280,111
	139,000	5.63%, 11/03/25	156,709
			1,863,454
Ukraine: 2.1%
	613,000	Ukraine Government International Bonds 7.75%, 09/01/20 Reg S	619,130
Venezuela: 2.0%
		Venezuela Government International Bonds
	1,298,000	11.95%, 08/05/31 (d) Reg S	360,130
	846,000	12.75%, 08/23/22 (d) Reg S	234,088
			594,218
Total Foreign Government Obligations (Cost: $14,090,919)			14,028,369

Number of Shares
COMMON STOCK: 0.0% (Cost: $0)
10,247		Corp. GEO SAB de CV * # ∞	170
MONEY MARKET FUND: 3.4% (Cost: $1,005,723)
	1,005,723	AIM Treasury Portfolio - Institutional Class
			1,005,723
Total Investments: 97.2% (Cost: $29,104,800)			29,049,416
Other assets less liabilities: 2.8%			831,178
NET ASSETS: 100.0%			$29,880,594

Definitions:

EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
USD	United States Dollar

Footnotes:

(b)	Contingent Value Right
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $170 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,762,244, or 12.6% of net assets.

Schedule of Open Forward Foreign Currency Contracts – September 30, 2018

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
Bank Of America, N.A.	USD	472,024	ARS	18,408,918	10/16/2018	$ (34,553)
State Street Bank And Trust Company	USD	217,982	COP	658,089,063	10/12/2018	4,149
State Street Bank And Trust Company	COP	331,469,369	USD	108,253	10/12/2018	(3,632)
State Street Bank And Trust Company	COP	326,619,694	USD	108,081	10/12/2018	(2,167)
State Street Bank And Trust Company	USD	203,299	ARS	7,715,186	10/16/2018	(19,955)
State Street Bank And Trust Company	ARS	26,124,104	USD	665,413	10/16/2018	44,598
State Street Bank And Trust Company	MYR	1,292,768	USD	312,187	10/22/2018	(49)
State Street Bank And Trust Company	USD	1,728,182	EUR	1,466,170	10/22/2018	(23,224)
State Street Bank And Trust Company	EUR	1,466,170	USD	1,717,003	10/22/2018	12,045
Net unrealized depreciation on forward foreign currency contracts						$ (22,788)

Definitions:

ARS	Argentine Peso
COP	Colombian Peso
EUR	Euro
MYR	Malaysian Ringgit
USD	United States Dollar

Summary of Investments by Sector	% of Investments	Value
Basic Materials	10.4%	$3,014,316
Communications	2.0	567,530
Consumer, Cyclical	2.5	728,197
Consumer, Non-cyclical	4.2	1,235,642
Energy	12.0	3,499,315
Financial	11.8	3,432,856
Government	48.3	14,028,369
Industrial	2.7	788,751
Utilities	2.6	748,717
Money Market Fund	3.5	1,005,723
	100.0%	$29,049,416

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$—	$170	$170
Corporate Bonds*	—	14,015,154	—	14,015,154
Foreign Government Obligations*	—	14,028,369	—	14,028,369
Money Market Fund	1,005,723	—	—	1,005,723
Total	$1,005,723	$28,043,523	$170	$29,049,416
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(22,788)	$—	$(22,788)

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2018.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2018:

Common Stock
Mexico
Balance as of December 31, 2017	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	170
Balance as of September 30, 2018	$170

Transfers to Level 3 resulted primarily from a decrease in securities trading activities.

See Notes to Schedules of Investments

VANECK FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other assets are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Funds’ Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The Commodities Series Fund I Subsidiary and the Gold Series Fund I Subsidiary (the “Subsidiaries”), both Cayman Islands exempted companies, were incorporated on June 26, 2009 and November 7, 2011, respectively. Commodity Series Fund I Subsidiary and the Gold Series Fund I Subsidiary are currently wholly-owned subsidiaries of the CM Commodity Index Fund and International Investors Gold Fund, respectively. The Subsidiaries act as investment vehicles for the CM Commodity Index Fund and International Investors Gold Fund in order to effect certain investments on behalf of the Funds.

Other—Certain funds may invest directly in the Russian local market. As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Funds

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Funds

Date: November 27, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Funds

Date: November 27, 2018